Financing Liabilities - Financing Liabilities Presented in Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 1,231,564	¥ 1,829,904
Reclassification from non-current liabilities (Current portion)	3,773,148	2,667,843
Total	5,004,712	4,497,747
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	657,136	1,114,208
Loans [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	389,253	475,728
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	95,920	164,457
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 89,255	¥ 75,511